PPTY - U.S. Diversified Real Estate ETF
Schedule of Investments
November 30, 2020 (Unaudited)

	Security Description	Value
COMMON STOCKS - 99.7%
	Health Care Facilities - 0.4%
7,482	National HealthCare Corporation	$465,530

	Hotels, Resorts & Cruise Lines - 6.7%
7,172	Choice Hotels International, Inc. (a)	714,690
9,151	Extended Stay America, Inc.	125,460
20,363	Hilton Worldwide Holdings, Inc. (a)	2,110,218
12,950	Hyatt Hotels Corporation - Class A (a)	932,012
22,576	Marriott International, Inc.	2,864,216
13,764	Wyndham Hotels & Resorts, Inc.	791,430
		7,538,026
	Diversified REITs - 9.2%
19,699	Alexander & Baldwin, Inc.	308,289
103,562	American Assets Trust, Inc.	2,971,194
83,496	Armada Hoffler Properties, Inc.	885,893
62,902	Essential Properties Realty Trust, Inc.	1,292,007
11,423	PS Business Parks, Inc.	1,505,551
16,168	VEREIT, Inc.	114,631
57,880	Washington Real Estate Investment Trust	1,343,395
28,355	WP Carey, Inc.	1,962,450
		10,383,410
	Health Care REITs - 7.0%
28,074	CareTrust REIT, Inc.	545,478
10,204	Community Healthcare Trust, Inc.	460,813
21,156	Healthcare Realty Trust, Inc.	624,102
27,255	Healthcare Trust of America, Inc. (a)	709,448
42,435	Healthpeak Properties, Inc.	1,224,674
12,869	LTC Properties, Inc.	476,668
20,610	Medical Properties Trust, Inc. (a)	399,834
7,855	National Health Investors, Inc.	507,904
6,426	Omega Healthcare Investors, Inc.	226,324
34,053	Physicians Realty Trust (a)	590,820
7,231	Sabra Health Care REIT, Inc.	119,167
31,780	Welltower, Inc.	2,001,503
		7,886,735
	Hotel & Resort REITs - 3.2%
58,326	Apple Hospitality REIT, Inc.	773,403
21,962	DiamondRock Hospitality Company	165,154
76,935	Host Hotels & Resorts, Inc. (a)	1,079,398
8,113	Ryman Hospitality Properties, Inc.	520,773
19,448	Summit Hotel Properties, Inc.	169,003
65,031	Sunstone Hotel Investors, Inc.	682,826
12,431	Xenia Hotels & Resorts, Inc.	175,153
		3,565,710
	Industrial REITs - 12.1%
16,260	Americold Realty Trust (a)	554,954
33,677	Duke Realty Corporation	1,281,747
6,174	EastGroup Properties, Inc.	841,701
18,192	First Industrial Realty Trust, Inc.	761,881
2,432	Innovative Industrial Properties, Inc.	373,701
90,261	Lexington Realty Trust	921,565
70,974	Monmouth Real Estate Investment Corporation	1,052,544
40,998	Prologis, Inc.	4,101,850
3,631	Rexford Industrial Realty, Inc.	173,998
30,155	STAG Industrial, Inc.	898,016
46,266	Terreno Realty Corporation	2,680,652
		13,642,609
	Office REITs - 17.2%
9,593	Alexandria Real Estate Equities, Inc.	1,570,662
39,684	Boston Properties, Inc.	3,895,381
9,454	Brandywine Realty Trust	105,223
8,792	Columbia Property Trust, Inc.	122,912
32,911	Corporate Office Properties Trust	876,420
35,181	Cousins Properties, Inc.	1,175,397
34,511	Douglas Emmett, Inc.	1,068,806
121,468	Easterly Government Properties, Inc. (a)	2,630,997
28,029	Equity Commonwealth	743,049
48,518	Highwoods Properties, Inc.	1,858,239
36,469	Hudson Pacific Properties, Inc.	948,194
3,573	JBG SMITH Properties	109,834
26,646	Kilroy Realty Corporation	1,629,669
65,125	Mack-Cali Realty Corporation	889,608
106,714	Piedmont Office Realty Trust, Inc.	1,667,940
2,912	Vornado Realty Trust	113,306
		19,405,637
	Residential REITs - 21.3%
14,709	American Campus Communities, Inc.	585,418
111,797	American Homes 4 Rent - Class A	3,210,810
3,613	Apartment Investment & Management Company - Class A (a)	109,655
26,745	AvalonBay Communities, Inc.	4,455,449
18,952	Camden Property Trust	1,873,026
15,190	Equity LifeStyle Properties, Inc.	889,982
59,271	Equity Residential	3,432,976
9,496	Essex Property Trust, Inc.	2,334,876
1,464	Investors Real Estate Trust	101,602
28,681	Invitation Homes, Inc.	819,703
23,150	Mid-America Apartment Communities, Inc.	2,920,604
7,557	Sun Communities, Inc.	1,050,423
59,023	UDR, Inc.	2,270,615
		24,055,139
	Retail REITs - 14.1%
109,879	Acadia Realty Trust	1,560,282
11,809	Agree Realty Corporation	778,213
2,997	Alexander's, Inc.	819,260
8,971	Brixmor Property Group, Inc.	136,987
22,986	Federal Realty Investment Trust (a)	2,004,840
31,513	Getty Realty Corporation	894,654
75,425	Kimco Realty Corporation	1,089,137
35,111	National Retail Properties, Inc. (a)	1,323,685
1,760	Realty Income Corporation	105,547
35,387	Regency Centers Corporation	1,612,939
143,430	Retail Opportunity Investments Corporation	1,861,721
10,347	Saul Centers, Inc.	322,826
1,644	Simon Property Group, Inc. (a)	135,745
14,441	SITE Centers Corporation	145,710
32,581	Spirit Realty Capital, Inc. (a)	1,200,284
2,754	Taubman Centers, Inc.	117,651
44,650	Urstadt Biddle Properties, Inc. - Class A	626,886
55,737	Weingarten Realty Investors	1,165,461
		15,901,828
	Specialized REITs - 8.5%
5,723	CoreSite Realty Corporation	717,607
10,518	CubeSmart	342,151
11,603	CyrusOne, Inc.	811,166
14,692	Digital Realty Trust, Inc. (a)	1,979,747
4,327	Equinix, Inc.	3,019,337
5,228	Extra Space Storage, Inc.	589,352
2,904	Life Storage, Inc.	318,627
3,476	National Storage Affiliates Trust	118,114
4,654	Public Storage	1,044,637
10,212	QTS Realty Trust, Inc. - Class A (a)	606,695
		9,547,433
	TOTAL COMMON STOCKS (Cost $108,504,068)	112,392,057

Principal Amount
SHORT-TERM INVESTMENTS - 0.2%
	Money Market Deposit Account - 0.2%
201,690	U.S. Bank Money Market Deposit Account, 0.020% (b)	201,690
	TOTAL SHORT-TERM INVESTMNETS (Cost $201,690)	201,690

Units
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 10.7%
	Private Funds - 10.7%
12,023,438	Mount Vernon Liquid Assets Portfolio, LLC, 0.150% (c)	12,023,438
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost 12,023,438)	12,023,438
	TOTAL INVESTMENTS - 110.6% (Cost $120,729,196)	124,617,185
	Liabilities in Excess of Other Assets - (10.6)%	(11,953,796)
	NET ASSETS - 100.0%	$112,663,389

Percentages are stated as a percentage of net assets.
(a)	All or portion of this security is out on loan as of November 30, 2020. Total value of securities out on loan is $11,562,829 or 10.3% of net assets.
(b)
The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of November 30, 2020.

(c)	Annualized seven-day yield as of November 30, 2020.
REIT -	Real Estate Investment Trust

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P").  GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Disclosure at November 30, 2020 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of November 30, 2020:

Description^	Level 1	Level 2	Level 3	Total
Common Stocks	$112,392,057	$-	$-	$112,392,057
Short-Term Investments	201,690	-	-	$201,690
Investments Purchased with Proceeds from Securities Lending	-	12,023,438	-	$12,023,438
Total Investments in Securities	$112,593,747	$12,023,438	$-	$124,617,185

^See Schedule of Investments for sector breakouts.
For the period ended November 30, 2020, the Fund did not recognize any transfers into or out of Level 3.